SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended				12 Months Ended			15 Months Ended
	Jun. 30, 2015 item	Mar. 31, 2015 item	Jun. 30, 2014 item	Mar. 31, 2014	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 item	Dec. 31, 2012 item	Mar. 31, 2015 item
Major Customers
Number of customers individually exceeding 10% of consolidated revenue	0		0		0	0	0	0
Number of major customers	5	5			5
Amount of significant assets in foreign locations | $					$ 0
Five Largest Customers [Member]
Major Customers
Concentration risk (as a percent)	28.00%	28.00%	30.00%	33.00%	28.00%	33.00%	34.00%